SHARE CAPITAL - Schedule of Issued and Outstanding (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Cresco LLC redemptions (in shares)	4,600	9,400
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock options exercised (in shares)	5
Redeemable Units | Cresco Labs, LLC
Increase (Decrease) in Temporary Equity [Roll Forward]
Outstanding, beginning balance (in shares)	96,699	106,106
Issued, beginning balance (in shares)	92,057	96,699	106,106
Cresco LLC redemptions (in shares)	(4,642)	(9,407)
Issued, ending balance (in shares)	92,057	96,699
Outstanding, ending balance (in shares)	92,057	96,699
Subordinate Voting Shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Cresco LLC redemptions (in shares)	4,642	9,407
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issued, beginning balance (in shares)	320,757	280,994
Outstanding, beginning balance (in shares)	320,757	280,994
Stock options exercised (in shares)	5
RSUs issued (in shares)	2,338	1,727
Issuance of shares related to acquisitions (in shares)	1,422	27,091
PVS converted to SVS (in shares)	1,843	1,132
Issuances related to employee taxes on certain share-based payment arrangements (in shares)	483	406
Issued, ending balance (in shares)	331,490	320,757
Outstanding, ending balance (in shares)	331,490	320,757
Proportionate Voting Shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issued, beginning balance (in shares)	18,950	20,082
Outstanding, beginning balance (in shares)	18,950	20,082
PVS converted to SVS (in shares)	(1,843)	(1,132)
Issued, ending balance (in shares)	17,107	18,950
Outstanding, ending balance (in shares)	17,107	18,950
Conversion ratio	0.005
Super Voting Shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issued, beginning balance (in shares)	500	500
Outstanding, beginning balance (in shares)	500	500
Issued, ending balance (in shares)	500	500
Outstanding, ending balance (in shares)	500	500
Special Subordinate Voting Shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issued, beginning balance (in shares)	2	1
Outstanding, beginning balance (in shares)	2	1
Share issuances (in shares)		1
Issued, ending balance (in shares)	2	2
Outstanding, ending balance (in shares)	2	2
Conversion ratio	100,000